SHAREHOLDERS' EQUITY (Schedule of stock option activity) (Details)	12 Months Ended
	Feb. 28, 2014 CAD	Feb. 28, 2013 USD ($)	Feb. 28, 2013 CAD
Options
Opening Balance		2,396,079	2,396,079
Granted	1,649,550	711,500	711,500
Exercised	(313,914)	(24,047)	(24,047)
Forfeited	(691,403)	(554,444)	(554,444)
Closing Balance	3,173,321	2,529,088	2,529,088
Weighted Average Price (CAD)
Opening Balance			5.90
Granted	1.86		2.82
Exercised	1.35	$ 2.06
Forfeited	4.70		6.72
Closing Balance	3.71	$ 4.89